Investments in associates (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Investments in associates [Line Items]
Revenue	$ 1,274,378	$ 1,068,791	$ 929,522
Cost of sales	(980,254)	(824,973)	(922,572)
Sales expenses	(24,088)	(21,733)	(19,365)
Other operating expenses, net	(13,589)	18,957	(5,340)
Finance costs	34,623	31,580	27,572
Finance income	5,517	6,830	11,026
Net gain (loss) of exchange difference	2,928	2,638	(13,693)
Profit before income taxes	92,545	(255,237)	(340,549)
Income tax	18,012	53,504	14,763
Net profit, reported	64,435	(327,814)	(375,545)
Group’s interest (19.584%)	13,207	(365,321)	(173,375)
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of Investments in associates [Line Items]
Revenue	3,202,931	2,384,154	1,115,617
Cost of sales	(1,768,238)	(1,553,040)	(862,004)
Sales expenses	(141,669)	(131,391)	(56,215)
Other operating expenses, net	(258,826)	(24,107)	(26,600)
Finance costs	(216,912)	(80,438)	(16,010)
Finance income	5,350	954	512
Net gain (loss) of exchange difference	13,288	7,857	(75,770)
Profit before income taxes	835,924	603,989	79,530
Income tax	(486,043)	(263,082)	(46,246)
Net profit, reported	349,881	340,907	33,284
Group’s interest (19.584%)	$ 68,521	$ 66,763	$ 6,518